Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Equity Defined Protection ETF™ – 1 Yr July

Innovator Growth Accelerated Plus ETF®– July

Innovator Growth-100 Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated Plus ETF®– July

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator Equity Dual Directional 10 Buffer ETF™ – July

Innovator Equity Dual Directional 15 Buffer ETF™ – July

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026, As Supplemented To Date

June 24, 2026

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on June 30, 2026, and each Fund will commence a new Outcome Period that will begin on July 1, 2026 and end on June 30, 2027. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of June 23, 2026, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	TBJL	9.90% – 15.90% (9.11% – 15.11% after taking into account the Fund’s unitary management fee)
Innovator Emerging Markets Power Buffer ETF™ – July	EJUL	23.62% – 28.62% (22.73% – 27.73% after taking into account the Fund’s unitary management fee)
Innovator Equity Defined Protection ETF™ – 1 Yr July	ZJUL	7.05% – 8.55% (6.26% – 7.76% after taking into account the Fund’s unitary management fee)

Innovator Growth Accelerated Plus ETF® – July	QTJL	20.25% – 29.25% (19.46% – 28.46% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – July	NJUL	18.22% – 21.22% (17.43% – 20.43% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – July	IJUL	10.96% – 15.96% (10.11% – 15.11% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July	XBJL	11.78% – 14.78% (10.99% – 13.99% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated Plus ETF® – July	XTJL	13.95% – 18.45% (13.16% – 17.66% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™– July	BJUL	16.94% – 18.44% (16.15% – 17.65% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – July	PJUL	12.61% – 14.11% (11.82% – 13.32% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – July	UJUL	12.80% – 14.30% (12.01% – 13.51% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – July	KJUL	17.01% – 20.01% (16.22% – 19.22% after taking into account the Fund’s unitary management fee)
Innovator Equity Dual Directional 10 Buffer ETF™– July	DDTL	14.24% – 15.74% (13.45% – 14.95% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Equity Dual Directional 15 Buffer ETF™– July	DDFL	9.58% – 11.08% (8.79% – 10.29% after taking into account the Fund’s unitary management fee for the Outcome Period)

Please Keep This Supplement With Your Prospectus For Future Reference

INVETFTRSTSTK 06-26